Note 29 - Foreign exchange control measures in Argentina (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's revenue		10.00%	10.00%	10.00%
Argentina, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum percentage of export proceeds can be sold		20.00%
Argentine sovereign bonds [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Bond maturity term		4 years
Argentina
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's revenue		15.00%
Argentina | Subsidiaries [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's net equity		9.00%
Percentage of entity's revenue		22.00%
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency		$ 134,716	$ 126,739
Argentine Peso / U.S. dollar foreign exchange risk [member] | Argentine sovereign bonds [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Distribution of dividend in kind	$ 356,000
Argentine Peso / U.S. dollar foreign exchange risk [member] | Argentina
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency		(135,000)
International market [member] | Argentine sovereign bonds [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Distribution of dividend in kind	$ 174,100
Negative equity reserve at fair value through other comprehensive income		13,100
International market [member] | Argentine Subsidiaries [Member] | Us Dollar Denominated Argentine Bonds [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets at fair value through other comprehensive income		$ 208,600